OTHER OPERATING EXPENSES (INCOME), NET	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
OTHER OPERATING EXPENSES (INCOME), NET
NOTE 15:-	OTHER OPERATING EXPENSES (INCOME), NET

Other operating expenses (income), net is comprised of the following:

	Six months ended
	June 30,
	2023	2022

Mergers and acquisitions related expenses	$622	$60
Income from arbitrations in Peru, net	(2,962)	-

	$(2,340)	$60